SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

We define segment results as income (loss) before interest expense, interest income, other operating income (expense), and income taxes, and include the operating results of non-consolidated affiliates. Consistent with the guidance in ASC 280 “Segment Reporting” (ASC 280), we have determined it is appropriate to include the operating results of non-consolidated affiliates in the relevant segment financial results. Beginning in the fourth quarter of 2015, we modified our reportable segments due to changes in our organization resulting from the Acquisition. We have three operating segments: Chlor Alkali Products and Vinyls, Epoxy and Winchester. For segment reporting purposes, the Acquired Business’s Global Epoxy operating results comprise the newly created Epoxy segment and the Acquired Chlor Alkali Business operating results combined with our former Chlor Alkali Products and Chemical Distribution segments comprise the newly created Chlor Alkali Products and Vinyls segment. The new reporting structure has been retrospectively applied to the financial results for all periods presented. The three operating segments reflect the organization used by our management for purposes of allocating resources and assessing performance. Chlorine used in our Epoxy segment is transferred at cost from the Chlor Alkali Products and Vinyls segment. Sales and profits are recognized in the Chlor Alkali Products and Vinyls segment for all caustic soda generated and sold by Olin.

	Three Months Ended March 31,
	2016	2015
Sales:	($ in millions)
Chlor Alkali Products and Vinyls	$704.3	$339.3
Epoxy	460.2	—
Winchester	183.7	178.7
Total sales	$1,348.2	$518.0
Income (loss) before taxes:
Chlor Alkali Products and Vinyls	$68.1	$24.1
Epoxy	8.2	—
Winchester	28.7	29.8
Corporate/other:
Pension income	12.2	7.1
Environmental expense	(2.7)	(0.7)
Other corporate and unallocated costs	(29.6)	(22.1)
Restructuring charges	(92.8)	(1.2)
Acquisition-related costs	(10.2)	(10.4)
Other operating income (expense)	10.9	(0.2)
Interest expense	(48.5)	(7.1)
Interest income	0.3	0.3
Income (loss) before taxes	$(55.4)	$19.6

SEGMENT INFORMATION

We define segment results as income (loss) from continuing operations before interest expense, interest income, other operating income, other income (expense) and income taxes, and include the results of non-consolidated affiliates.  Consistent with the guidance in ASC 280, we have determined it is appropriate to include the operating results of non-consolidated affiliates in the relevant segment financial results. Beginning in the fourth quarter of 2015, we modified our reportable segments due to changes in our organization resulting from the Acquisition. We have three operating segments: Chlor Alkali Products and Vinyls, Epoxy and Winchester. For segment reporting purposes, the Acquired Business’s Global Epoxy operating results comprise the newly created Epoxy segment and the Acquired Chlor Alkali Business operating results combined with our former Chlor Alkali Products and Chemical Distribution segments comprise the newly created Chlor Alkali Products and Vinyls segment. The new reporting structure has been retrospectively applied to financial results for all periods presented. The three operating segments reflect the organization used by our management for purposes of allocating resources and assessing performance. Chlorine used in our Epoxy segment is transferred at cost from the Chlor Alkali Products and Vinyls segment. Sales and profits are recognized in the Chlor Alkali Products and Vinyls segment for all caustic soda generated and sold by Olin.

	Years ended December 31,
	2015	2014	2013
Sales:	($ in millions)
Chlor Alkali Products and Vinyls	$1,713.4	$1,502.8	$1,737.4
Epoxy	429.6	—	—
Winchester	711.4	738.4	777.6
Total sales	$2,854.4	$2,241.2	$2,515.0
Income (loss) from continuing operations before taxes:
Chlor Alkali Products and Vinyls	$115.5	$130.1	$213.5
Epoxy	(7.5)	—	—
Winchester	115.6	127.3	143.2
Corporate/Other	(40.8)	(33.9)	(62.6)
Restructuring charges	(2.7)	(15.7)	(5.5)
Acquisition-related costs	(123.4)	(4.2)	—
Other operating income	45.7	1.5	0.7
Interest expense	(97.0)	(43.8)	(38.6)
Interest income	1.1	1.3	0.6
Other income (expense)	0.2	0.1	(1.3)
Income from continuing operations before taxes	$6.7	$162.7	$250.0
Earnings of non-consolidated affiliates:
Chlor Alkali Products and Vinyls	$1.7	$1.7	$2.8
Depreciation and amortization expense:
Chlor Alkali Products and Vinyls	$186.1	$119.4	$117.5
Epoxy	20.9	—	—
Winchester	17.4	16.3	14.9
Corporate/Other	4.5	3.4	2.9
Total depreciation and amortization expense	$228.9	$139.1	$135.3
Capital spending:
Chlor Alkali Products and Vinyls	$94.5	$49.6	$68.0
Epoxy	7.7	—	—
Winchester	25.6	21.4	21.2
Corporate/Other	3.1	0.8	1.6
Total capital spending	$130.9	$71.8	$90.8

	December 31,
	2015	2014
Assets:	($ in millions)
Chlor Alkali Products and Vinyls	$6,690.7	$1,939.0
Epoxy	1,591.2	—
Winchester	411.9	361.0
Corporate/Other	595.1	389.2
Total assets	$9,288.9	$2,689.2

Investments—affiliated companies (at equity):
Chlor Alkali Products and Vinyls	$25.0	$23.3

Segment assets include only those assets which are directly identifiable to an operating segment.  Assets of the corporate/other segment include primarily such items as cash and cash equivalents, deferred taxes, restricted cash and other assets.

	Years ended December 31,
Geographic Data	2015	2014	2013
Sales:	($ in millions)
United States	$2,208.5	$2,051.4	$2,316.2
Foreign	645.9	189.8	198.8
Total sales	$2,854.4	$2,241.2	$2,515.0

	December 31,
	2015	2014
Long-lived assets:	($ in millions)
United States	$3,561.7	$889.6
Foreign	391.7	41.4
Total long-lived assets	$3,953.4	$931.0

Sales are attributed to geographic areas based on customer location and long-lived assets are attributed to geographic areas based on asset location.